Share-Based Payment Transactions (Details) $ / shares in Units, $ in Thousands												12 Months Ended
		Oct. 31, 2024 shares	Aug. 08, 2024 $ / shares shares	Jun. 20, 2024 $ / shares shares	Aug. 18, 2023 shares	Mar. 22, 2023 shares	Nov. 01, 2022 shares	Sep. 15, 2022 shares	Aug. 02, 2022 shares	Feb. 10, 2022 $ / shares	Jan. 03, 2022 $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 30, 2024 shares	Dec. 28, 2023 shares
Share-Based Payment Transactions [Line Items]
Issuance of ordinary shares | shares												515,631	33,652		1,541,096
Granted shares												50,476
Exercise price | $ / shares											$ 3,549
Fair value of share options granted | $ / shares										$ 2,407.86	$ 3,325.14
Share-based compensation												$ 569	$ 196	$ 897
Ordinary shares issued | shares					75,000,000	660	68	75,000,000	44			30,770
Ordinary shares granted discount rate												25.00%
Fair value of the ordinary shares granted	[1]												$ 192
Weighted average remaining contractual life												2 years 11 months 26 days	4 years 10 days
Share options outstanding												$ 3,549	$ 444,759
Share price per share | $ / shares												$ 7.56	$ 102.48
Directors [Member]
Share-Based Payment Transactions [Line Items]
Granted shares											326
2023 Plan [Member]
Share-Based Payment Transactions [Line Items]
Issuance of ordinary shares | shares																47,619
Share Options [Member]
Share-Based Payment Transactions [Line Items]
Share-based compensation												$ 569	$ 196	$ 897
Share price per share | $ / shares										$ 2,724.54	$ 3,674.58
Restricted Share Units [Member]
Share-Based Payment Transactions [Line Items]
Granted shares			530,000	25,238
Share-based compensation												$ 456
Conversion of shares | shares			25,238	25,238
Vest over period			2 years	2 years
Share price per share | $ / shares			$ 6.636	$ 18.753
Exercisable of shares												12,619
Ordinary Shares [Member]
Share-Based Payment Transactions [Line Items]
Ordinary shares issued | shares		320,000										30,770
Fair value of the ordinary shares granted												$ 105
Ordinary Shares [Member] | Share Options [Member]
Share-Based Payment Transactions [Line Items]
Share-based compensation												$ 7

[1]	Less than $1 thousand